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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05150

Cornerstone Strategic Value Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30, 2019
(Unaudited)

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Results of Annual Meeting of Stockholders	15
Investment Management Agreement Approval Disclosure	16
Description of Dividend Reinvestment Plan	19
Proxy Voting and Portfolio Holdings Information	21
Summary of General Information	21
Stockholder Information	21

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2019 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	20.0
Information Technology	18.5
Health Care	12.4
Financials	10.3
Communication Services	8.8
Consumer Discretionary	8.6
Industrials	7.6
Consumer Staples	5.8
Energy	2.1
Utilities	2.1
Materials	1.3
Exchange-Traded Funds	1.3
Real Estate	0.9
Other	0.3

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Microsoft Corporation	Information Technology	5.4
2.	Alphabet Inc. - Class C	Communication Services	3.6
3.	Amazon.com, Inc.	Consumer Discretionary	3.2
4.	JPMorgan Chase & Co.	Financials	2.5
5.	Adams Diversified Equity Fund, Inc.	Closed-End Funds	2.4
6.	General American Investors Company, Inc.	Closed-End Funds	2.2
7.	Berkshire Hathaway, Inc. - Class B	Financials	2.1
8.	Cisco Systems, Inc.	Information Technology	2.0
9.	Mastercard Incorporated - Class A	Information Technology	1.9
10.	Home Depot, Inc. (The)	Consumer Discretionary	1.9

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2019 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.70%
CLOSED-END FUNDS — 19.97%

CORE — 6.41%
Adams Diversified Equity Fund, Inc.	1,265,407	$19,550,537
General American Investors Company, Inc.	507,020	17,994,139
Royce Micro-Cap Trust, Inc.	303,886	2,497,943
Royce Value Trust, Inc.	492,193	6,851,327
Source Capital, Inc.	68,535	2,506,325
Tri-Continental Corporation	114,641	3,091,868
		52,492,139
CORPORATE DEBT BBB RATED — 0.26%
BlackRock Credit Allocation Income Trust	167,044	2,166,568

DEVELOPED MARKET — 0.48%
Aberdeen Japan Equity Fund, Inc.	11,055	77,385
European Equity Fund, Inc. (The)	14,304	126,161
First Trust Dynamic Europe Equity Income Fund	2,701	37,868
Japan Smaller Capitalization Fund, Inc.	183,499	1,561,576
New Germany Fund, Inc. (The)	52,109	738,906
New Ireland Fund, Inc. (The) *	66,227	594,056
Swiss Helvetia Fund, Inc. (The) *	99,643	787,180
		3,923,132
DIVERSIFIED EQUITY — 0.03%
Sprott Focus Trust, Inc.	37,714	254,192

EMERGING MARKETS — 1.53%
Aberdeen Emerging Markets Equity Income Fund, Inc.	48,444	354,126
Central and Eastern Europe Fund, Inc.	61,722	1,678,838
China Fund, Inc. (The)	33,670	681,481
First Trust/Aberdeen Emerging Opportunity Fund	3,817	53,667
Herzfeld Caribbean Basin Fund, Inc. (The) *	14,016	89,002
India Fund, Inc. (The)	41,900	891,632
Mexico Equity & Income Fund, Inc. (The)	13,134	145,787
Mexico Fund, Inc. (The)	158,785	2,183,294
Morgan Stanley China A Share Fund, Inc.	120,619	2,622,257
Morgan Stanley India Investment Fund, Inc. *	134,733	2,825,350
Taiwan Fund, Inc. (The) *	7,389	125,244
Templeton Emerging Markets Fund	58,321	880,647
		12,531,325
ENERGY MLP FUNDS — 0.28%
ClearBridge MLP and Midstream Fund Inc.	43,093	514,961
Cushing Energy Income Fund (The)	20,140	140,376
Kayne Anderson Midstream/Energy Fund, Inc.	114,921	1,330,785
Neuberger Berman MLP Income Fund Inc.	38,617	290,014
		2,276,136
GENERAL BOND — 0.05%
Eaton Vance Limited Duration Income Fund	34,862	441,017

See accompanying notes to financial statements.

2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2019 (unaudited) (continued)

Description	No. of Shares	Value
GLOBAL — 2.27%
Aberdeen Global Dynamic Dividend Fund	157,299	$1,516,362
Aberdeen Total Dynamic Dividend Fund	996,457	8,310,452
Clough Global Opportunities Fund	157,737	1,474,841
Delaware Enhanced Global Dividend and Income Fund	120,258	1,190,554
Gabelli Global Small and Mid Cap Value Trust (The)	124,326	1,443,425
GDL Fund (The)	271,068	2,503,312
John Hancock Tax-Advantaged Global Shareholder Yield Fund	5,170	35,311
Lazard World Dividend & Income Fund, Inc.	9,897	98,475
Royce Global Value Trust, Inc.	185,341	1,955,348
Voya Infrastructure, Industrials and Materials Fund	7,006	87,225
		18,615,305
GLOBAL INCOME — 0.30%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	206,252	2,419,336

HIGH YIELD LEVERAGED — 0.06%
Franklin Universal Trust	71,018	519,852

INCOME & PREFERRED STOCK — 0.48%
Eagle Growth and Income Opportunities Fund	100,049	1,536,753
LMP Capital and Income Fund Inc.	175,727	2,382,858
		3,919,611
NATURAL RESOURCES — 2.14%
Adams Natural Resources Fund, Inc.	535,580	8,858,494
BlackRock Energy and Resources Trust	30,298	361,455
BlackRock Resources & Commodities Strategy Trust	946,868	7,745,380
Cushing Renaissance Fund (The)	27,082	381,856
First Trust Energy Infrastructure Fund	10,265	163,624
		17,510,809
OPTION ARBITRAGE/OPTIONS STRATEGIES — 2.02%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	888,523	11,017,685
BlackRock Enhanced Global Dividend Trust	379,123	4,067,990
BlackRock Enhanced International Dividend Trust	85,834	482,387
Madison Covered Call & Equity Strategy Fund	14,397	95,164
Voya Asia Pacific High Dividend Equity Income Fund	45,046	415,775
Voya Global Equity Dividend and Premium Opportunity Fund	52,008	339,092
Voya International High Dividend Equity Income Fund	13,749	80,707
		16,498,800
PACIFIC EX JAPAN — 0.09%
Korea Fund, Inc. (The)	24,756	713,963

REAL ESTATE — 1.40%
Aberdeen Global Premier Properties Fund	243,454	1,524,022

See accompanying notes to financial statements.

3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2019 (unaudited) (continued)

Description	No. of Shares	Value
REAL ESTATE (continued)
CBRE Clarion Global Real Estate Income Fund	1,018,594	$7,629,269
RMR Real Estate Income Fund	125,575	2,301,789
		11,455,080
SECTOR EQUITY — 1.43%
Gabelli Healthcare & WellnessRx Trust (The)	252,758	2,661,542
Nuveen Real Asset Income and Growth Fund	383,240	6,488,253
Tekla Healthcare Opportunities Fund	142,674	2,542,451
		11,692,246
UTILITY — 0.74%
Duff & Phelps Global Utility Income Fund Inc.	93,457	1,430,827
Macquarie Global Infrastructure Total Return Fund Inc.	193,850	4,586,491
		6,017,318
TOTAL CLOSED-END FUNDS		163,446,829

COMMUNICATION SERVICES — 8.84%
Alphabet Inc. - Class C *	27,405	29,622,339
Charter Communications, Inc. - Class A *	12,000	4,742,160
Comcast Corporation - Class A	280,000	11,838,400
Verizon Communications, Inc.	250,000	14,282,500
Walt Disney Company (The)	85,000	11,869,400
		72,354,799
CONSUMER DISCRETIONARY — 8.63%
Amazon.com, Inc. *	14,000	26,510,820
AutoZone, Inc. *	1,200	1,319,364
Dollar General Corporation	14,000	1,892,240
Home Depot, Inc. (The)	74,600	15,514,562
Lowe’s Companies, Inc.	30,000	3,027,300
McDonald’s Corporation	21,700	4,506,222
NIKE, Inc. - Class B	65,000	5,456,750
Ross Stores, Inc.	24,000	2,378,880
Starbucks Corporation	69,000	5,784,270
TJX Companies, Inc. (The)	80,000	4,230,400
		70,620,808
CONSUMER STAPLES — 5.83%
Costco Wholesale Corporation	25,500	6,738,630
Estée Lauder Companies, Inc. (The) - Class A	19,000	3,479,090
General Mills, Inc.	31,000	1,628,120
PepsiCo, Inc.	73,000	9,572,490
Procter & Gamble Company (The)	130,000	14,254,500
Sysco Corporation	32,500	2,298,400
Walmart, Inc.	88,000	9,723,120
		47,694,350
ENERGY — 2.10%
ConocoPhillips	59,000	3,599,000
Exxon Mobil Corporation	145,636	11,160,087
Kinder Morgan, Inc.	117,400	2,451,312
		17,210,399
EXCHANGE-TRADED FUNDS — 1.26%
iShares Core S&P 500 ETF	10,000	2,947,500
SPDR S&P 500 ETF Trust	25,000	7,325,000
		10,272,500
FINANCIALS — 10.29%
Aflac Incorporated	39,000	2,137,590
Allstate Corporation (The)	18,000	1,830,420
American Express Company	32,000	3,950,080
Aon plc	12,000	2,315,760
Bank of America Corporation	403,300	11,695,700

See accompanying notes to financial statements.

4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2019 (unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (continued)
BB&T Corporation	42,000	$2,063,460
Berkshire Hathaway, Inc. - Class B *	80,000	17,053,600
Charles Schwab Corporation (The)	39,700	1,595,543
Chubb Limited	10,000	1,472,900
Citigroup, Inc.	107,000	7,493,210
CME Group Inc.	10,300	1,999,333
Intercontinental Exchange, Inc.	15,000	1,289,100
JPMorgan Chase & Co.	181,000	20,235,800
Progressive Corporation (The)	34,000	2,717,620
SunTrust Banks, Inc.	27,000	1,696,950
U.S. Bancorp	60,000	3,144,000
Willis Towers Watson Public Limited Company	8,000	1,532,320
		84,223,386
HEALTH CARE — 12.39%
Abbott Laboratories	107,000	8,998,700
Anthem, Inc.	15,000	4,233,150
Baxter International Inc.	33,000	2,702,700
Becton, Dickinson and Company	3,000	756,030
Boston Scientific Corporation *	68,000	2,922,640
Cigna Corporation	19,354	3,049,223
Edwards Lifesciences Corporation *	11,000	2,032,140
Eli Lilly and Company	59,000	6,536,610
HCA Healthcare, Inc.	20,000	2,703,400
Humana Inc.	8,000	2,122,400
IQVIA Holdings Inc. *	10,000	1,609,000
Johnson & Johnson	105,700	14,721,896
Medtronic Public Limited Company	75,000	7,304,250
Merck & Co., Inc.	145,000	12,158,250
Pfizer Inc.	325,000	14,079,000
Stryker Corporation	19,000	3,906,020
Thermo Fisher Scientific Inc.	14,000	4,111,520
UnitedHealth Group, Inc.	25,000	6,100,250
Zoetis, Inc.	12,000	1,361,880
		101,409,059
INDUSTRIALS — 7.59%
Boeing Company (The)	34,000	12,376,340
Caterpillar Inc.	27,000	3,679,830
CSX Corporation	54,000	4,177,980
Cummins Inc.	9,000	1,542,060
Deere & Company	21,000	3,479,910
Fortive Corporation	15,000	1,222,800
Honeywell International Inc.	24,000	4,190,160
Ingersoll-Rand Public Limited Company	13,000	1,646,710
Lockheed Martin Corporation	18,000	6,543,720
Norfolk Southern Corporation	19,000	3,787,270
Republic Services, Inc.	19,000	1,646,160
Roper Technologies, Inc.	6,000	2,197,560
Union Pacific Corporation	46,000	7,779,060
United Parcel Service, Inc. - Class B	49,000	5,060,230
Waste Management, Inc.	24,000	2,768,880
		62,098,670
INFORMATION TECHNOLOGY — 18.49%
Accenture plc - Class A	34,000	6,282,180
Apple Inc.	67,000	13,260,640
Automatic Data Processing, Inc.	24,000	3,967,920
Broadcom Inc.	25,000	7,196,500
Cisco Systems, Inc.	299,000	16,364,270
Fiserv, Inc. *	25,000	2,279,000
Intel Corporation	286,500	13,714,755
Intuit Inc.	15,000	3,919,950

See accompanying notes to financial statements.

5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2019 (unaudited) (concluded)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (continued)
Mastercard Incorporated - Class A	60,000	$15,871,800
Microsoft Corporation	331,000	44,340,760
Motorola Solutions, Inc.	8,000	1,333,840
Paychex, Inc.	20,000	1,645,800
Texas Instruments Incorporated	44,000	5,049,440
VeriSign, Inc. *	7,000	1,464,120
Visa, Inc. - Class A	71,000	12,322,050
Xilinx, Inc.	20,000	2,358,400
		151,371,425
MATERIALS — 1.33%
Air Products and Chemicals, Inc.	13,000	2,942,810
Corteva, Inc. *	20,431	604,145
Dow Inc.	20,431	1,007,453
DuPont de Nemours, Inc.	20,431	1,533,755
Ecolab Inc.	17,000	3,356,479
Linde plc	7,000	1,405,600
		10,850,242
REAL ESTATE — 0.94%
American Tower Corporation	23,000	4,702,350
Crown Castle International Corp.	23,000	2,998,050
		7,700,400
UTILITIES — 2.04%
American Electric Power Company, Inc.	28,000	2,464,280
Dominion Energy, Inc.	30,000	2,319,600
DTE Energy Company	12,000	1,534,560
Exelon Corporation	60,000	2,876,400
NextEra Energy, Inc.	18,000	3,687,480
Sempra Energy	15,000	2,061,600
Xcel Energy Inc.	30,000	1,784,700
		16,728,620
TOTAL EQUITY SECURITIES
(cost - $705,784,587)		815,981,487
RIGHTS — 0.00% (a)
Cushing Renaissance Fund (The), expires 7/18/2019* (cost $8,487)	27,082	5,687

SHORT-TERM INVESTMENT — 0.29%
MONEY MARKET FUND — 0.29%
Fidelity Institutional Money Market Government Portfolio - Class I, 2.26% ^ (cost - $2,376,014)	2,376,014	2,376,014

TOTAL INVESTMENTS — 99.99%
(cost - $708,169,088)		818,363,188

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.01%		97,654

NET ASSETS — 100.00%		$818,460,842

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2019.

(a)	Percentage rounds to less than 0.01%.

See accompanying notes to financial statements.

6

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2019 (unaudited)

ASSETS
Investments, at value (cost – $708,169,088) (Notes B and C)	$818,363,188
Cash	41,971
Receivables:
Investments sold	948,279
Dividends	498,616
Prepaid expenses	25,422
Total Assets	819,877,476

LIABILITIES
Payables:
Investments purchased	560,537
Investment management fees (Note D)	662,759
Administration fees (Note D)	66,155
Directors’ fees and expenses	55,721
Other accrued expenses	71,462
Total Liabilities	1,416,634

NET ASSETS (applicable to 73,818,472 shares of common stock)	$818,460,842

NET ASSET VALUE PER SHARE ($818,460,842 ÷ 73,818,472)	$11.09

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 73,818,472 shares issued and outstanding (200,000,000 shares authorized)	$73,818
Paid-in capital	709,193,302
Accumulated earnings	109,193,722
Net assets applicable to shares outstanding	$818,460,842

See accompanying notes to financial statements.

7

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$10,469,772

Expenses:
Investment management fees (Note D)	4,022,855
Administration and fund accounting fees (Note D)	203,065
Proxy solicitation costs (Note D)	138,460
Directors’ fees and expenses	112,867
Custodian fees	55,376
Legal and audit fees	50,397
Printing	46,553
Transfer agent fees	24,256
Insurance	10,357
Stock exchange listing fees	7,407
Miscellaneous	14,851
Total Expenses	4,686,444
Expenses reimbursed by the investment manager (Note D)	(138,460)
Net Expenses	4,547,984

Net Investment Income	5,921,788

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	3,678,722
Capital gain distributions from regulated investment companies	194,332
Net change in unrealized appreciation in value of investments	122,745,333
Net realized and unrealized gain on investments	126,618,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,540,175

See accompanying notes to financial statements.

8

Cornerstone Strategic Value Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

INCREASE IN NET ASSETS
Operations:
Net investment income	$5,921,788	$5,947,289
Net realized gain from investments	3,873,054	12,864,777
Net change in unrealized appreciation (depreciation) in value of investments	122,745,333	(76,990,603)

Net increase/(decrease) in net assets resulting from operations	132,540,175	(58,178,537)

Distributions to stockholders (Note B):
From earnings	(8,974,027)	(20,320,936)
Return-of-capital	(81,077,817)	(138,304,539)

Total distributions to stockholders	(90,051,844)	(158,625,475)

Common stock transactions:
Proceeds from rights offering of 0 and 26,784,596 shares of newly issued common stock, respectively	—	360,520,662
Offering expenses associated with rights offering	—	(206,768)
Proceeds from 1,234,989 and 2,015,486 shares newly issued in reinvestment of dividends and distributions, respectively	13,736,881	24,704,662
Payments for 0 and 240,374 shares repurchased, respectively	—	(2,417,580)

Net increase in net assets from common stock transactions	13,736,881	382,600,976

Total increase in net assets	56,225,212	165,796,964

NET ASSETS
Beginning of period	762,235,630	596,438,666
End of period	$818,460,842	$762,235,630

See accompanying notes to financial statements.

9

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2019 (Unaudited)		2018	2017	2016	2015		2014*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.50		$13.55	$13.24	$15.11	$20.54		$22.72
Net investment income #	0.08		0.11	0.15	0.23	0.17		0.32
Net realized and unrealized gain/(loss) on investments	1.74		(0.85)	2.65	1.01	(1.18)		2.10
Net increase/(decrease) in net assets resulting from operations	1.82		(0.74)	2.80	1.24	(1.01)		2.42

Dividends and distributions to stockholders:
Net investment income	(0.08)		(0.11)	(0.13)	(0.22)	(0.17)		(0.32)
Net realized capital gains	(0.04)		(0.26)	(1.29)	(0.71)	(0.44)		(1.52)
Return-of-capital	(1.11)		(2.47)	(1.37)	(2.47)	(3.81)		(2.76)
Total dividends and distributions to stockholders	(1.23)		(2.84)	(2.79)	(3.40)	(4.42)		(4.60)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.53	0.30	0.29	—		—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00	+	0.00 +
Common stock repurchases	—		0.00 +	—	—	—		—
Total common stock transactions	0.00	+	0.53	0.30	0.29	0.00	+	0.00 +

Net asset value, end of period	$11.09		$10.50	$13.55	$13.24	$15.11		$20.54
Market value, end of period	$11.64		$11.18	$15.47	$15.17	$15.66		$20.02
Total investment return (a)	16.22	%(b)	(9.44)%	25.48%	23.73%	0.21%		(6.29)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$818,461		$762,236	$596,439	$380,024	$323,477		$168,287
Ratio of net expenses to average net assets(c)	1.13	%(d)(e)	1.14%	1.20%	1.25%	1.31	%(f)	1.33%
Ratio of net investment income to average net assets (g)	1.47	%(d)	0.84%	1.13%	1.66%	0.97	%(f)	1.47%
Portfolio turnover rate	24	%(b)	58%	81%	88%	88%		51%

*	Effective December 29, 2014, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)

Includes the reimbursement of proxy solicitation costs by the investment manager. If these costs had not been reimbursed by the investment manager, the ratio of expenses to average net assets would have been 1.16%, annualized, for the six months ended June 30, 2019.

(f)

Includes reorganization costs. Without these costs, ratio of expenses to average net assets and ratio of net investment income to average net assets would have been 1.22% and 1.06%, respectively, for the year ended December 31, 2015.

(g)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services–Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2019, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2019, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold

11

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-End Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2019, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2016 through 2018, and for the six months ended June 30, 2019. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include

12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$815,981,487	$—
Rights	5,687	—
Short-Term Investment	2,376,014	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$818,363,188	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2019.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. The compliance dates of the new forms was April 2019 for larger fund groups and is April 2020 for smaller fund groups.

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2019, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2019, Cornerstone and the former investment manager earned $4,022,855 for investment management services.

At the Fund’s annual meeting of stockholders held on April 16, 2019, stockholders of the Fund approved a new investment agreement with Cornerstone Advisors Asset Management LLC. The new investment management agreement for the Fund became effective May 1, 2019. Effective June 25, 2019, as disclosed in the proxy statement dated March 1, 2019, the investment manager changed its name to Cornerstone Advisors, LLC. For the six months ended June 30, 2019, Cornerstone reimbursed the Fund $138,460 for proxy solicitation costs as disclosed in the proxy statement.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the SEC and materials for meetings of the Board. Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2019, Ultimus earned $203,065 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2019, purchases and sales of securities, other than short-term investments, were $188,945,180 and $254,484,979, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 200,000,000 shares of common stock authorized and 73,818,472 shares issued and outstanding at June 30, 2019. Transactions in common stock for the six months ended June 30, 2019 were as follows:

Shares at beginning of period	72,583,483
Shares issued in reinvestment of dividends and distributions	1,234,989
Shares at end of period	73,818,472

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2018 for the Fund was ordinary income of $5,947,289, long-term capital gains of $14,373,647 and return of capital of $138,304,539.

At December 31, 2018, the components of accumulated deficit on a tax basis for the Fund were as follows:

Net unrealized depreciation	$(14,372,426)
Total accumulated deficit	$(14,372,426)

The following information is computed on a tax basis for each item as of June 30, 2019:

Cost of portfolio investments	$709,169,465
Gross unrealized appreciation	$122,726,983
Gross unrealized depreciation	(13,533,260)
Net unrealized appreciation	$109,193,723

14

Results of Annual Meeting of Stockholders (unaudited)

On April 16, 2019, the Annual Meeting of Stockholders of the Fund was held and the following matters were voted upon based on 72,812,780 shares of common stock outstanding on the record date of February 19, 2019:

(1)	To approve the election of two directors to hold office until the year 2022 Annual Meeting of Stockholders.

Name of Directors	For	Withheld
Andrew A. Strauss	50,114,075	4,468,723
Glenn W. Wilcox, Sr.	50,052,040	4,530,758

(2)	To approve a new investment management agreement with Cornerstone Advisors Asset Management LLC.

For	Against	Abstain
36,772,085	1,410,950	729,855

15

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. Potential organization and ownership changes at the Investment Manager (the “Reorganization”) required that the Board also consider the approval of a new Investment Management Agreement (a “New Management Agreement”) between Cornerstone Advisors Asset Management LLC and the Fund. The most recent approval of the continuation of the Agreement and approval of the New Management Agreement occurred at an in-person meeting of the Board held on February 8, 2019. At the Fund’s annual meeting of stockholders held on April 16, 2019, stockholders of the Fund approved the New Management Agreement with Cornerstone Advisors Asset Management LLC. As disclosed in the Fund’s proxy statement dated March 1, 2019, upon completion of the Reorganization, Cornerstone Advisors Asset Management LLC changed its name to Cornerstone Advisors, LLC (the “New Investment Adviser”). This change was effective June 25, 2019.

The Board requested and received extensive materials and information from the Investment Manager and the New Investment Adviser to assist them in considering the approval of the continuance of the Agreement and approval of the New Management Agreement.

Fund counsel advised the Board regarding the duties and responsibilities related to consideration of the approval of the continuation of an investment management agreement. The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry and with respect to the use of managed distribution plans. The Board noted that at each quarterly Board meeting the Investment Manager provided quarterly reviews of the performance and services related to the Fund. The Board discussed the importance of the experience and knowledge of certain personnel at the Investment Manager with respect to managing the Fund’s monthly distribution program. The Board discussed the Investment Manager’s robust compliance program as well as its role in monitoring the performance of the Fund’s service providers. Additionally, the Board discussed the Investment Manager’s succession planning, staffing and disaster recovery planning. The Board also discussed their satisfaction with the results of previous rights offerings conducted by the Fund.

The Board next discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s annual expense ratio and management fee with those of comparable closed-end funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund, including specific references highlighting amounts paid to two entities affiliated with it for the performance of certain support services.

The Board meeting in executive session with Fund counsel, carefully evaluated the information provided by the Investment Manager and the New Investment Adviser, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board was advised by independent legal counsel with respect to their deliberations and agreed that they had received sufficient information to make informed decisions.

Based on the Board’s review of the information requested and provided, consultation with Fund counsel and discussions with management of the Investment Manager and the New Investment Adviser, the Board determined that the approvals of the Agreement and the New Management Agreement were consistent with the best interests of the Fund and its stockholders. The Board determined that the renewal of the Agreement and the approval of

16

Investment Management Agreement Approval Disclosure (unaudited) (continued)

the New Management Agreement would enable the Fund to continue to receive high quality services at a cost that was appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made their determination on the basis of the following factors, among others: (1) the structure of the New Investment Adviser and the reasons for Reorganization; (2) the effect of the Reorganization on the ongoing services provided to the Fund; (3) the stability and continuity of the Investment Manager’s and the New Investment Adviser’s management and key employees; (4) the post-Reorganization financial resources of the New Investment Adviser; (5) the nature, quality and extent of the services to be provided by the Investment Manager and the New Investment Adviser; (6) the cost to the Investment Manager and the New Investment Adviser for providing such services, with special attention to the New Investment Adviser’s potential profitability (and whether the New Investment Adviser may realize any economies of scale); (7) the direct and indirect benefits that may be received by the Investment Manager and the New Investment Adviser from its relationship with the Fund; and (8) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies. The Board also noted the quality and thoroughness of the materials provided by the Investment Manager and the New Investment Adviser. They discussed current staffing levels and adequacy of resources at the Investment Manager and at the New Investment Adviser as well as their succession plans. They also expressed their satisfaction with the investment management and growth of the Funds.

In reviewing the New Management Agreement, the Board considered the nature, extent and quality of the services that had been provided by the Investment Manager to the Fund and that are expected to be provided by the New Investment Adviser to the Fund following the completion of the Reorganization. The Board reviewed the terms of the New Management Agreement and noted that such terms were substantially identical to the terms of the Agreement, except for different execution and effective dates. The Board reviewed the New Investment Adviser’s investment approach for the Fund and its research process and concluded that these would be unchanged from those of the Investment Manager. The Board considered the resources of the New Investment Adviser and the personnel of the New Investment Adviser who provide investment management services to the Fund noting that that the portfolio managers would remain unchanged. They also reviewed the non-investment resources and personnel of the New Investment Adviser that are involved in the New Investment Adviser’s services to the Fund, including the New Investment Adviser’s compliance and administration resources and personnel.

The Board considered that the New Investment Adviser would continue to supervise and monitor the performance of the Fund’s service providers and would continue to provide the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Board also considered that the New Investment Adviser would continue to provide those investment management and research services and resources to the Fund following the completion of the Reorganization.

The Board considered that the Reorganization would not have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its stockholders, including investment management, risk management, administrative, compliance and other services.

Based on these considerations, the Board concluded that the nature, extent and quality of services that the New Investment Adviser would provide to the Fund under the New Management Agreement would be satisfactory and consistent with the terms of the Agreement.

In considering the Fund’s anticipated performance under the New Management Agreement, the Board noted that they regularly reviewed and discussed throughout the year data prepared by the Investment Manager and information comparing the Fund’s performance. The Board also noted that

17

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

they expect that the New Investment Adviser would continue to provide the same level of performance as the Investment Manager has provided the Fund in the past. The Board noted that the New Investment Adviser’s experience and expertise with respect to the Fund’s managed distribution program, the Fund’s historic premium to net asset value and the success of previously completed rights offerings were factors in their deliberations concerning the approval of the New Management Agreement. The Board also considered that the New Investment Adviser is in agreement with and committed to the ongoing distribution policy carried out by the Fund under the direction of the Fund’s Board of Directors.

The Board determined that the Agreement and New Management Agreement were consistent with the best interests of the Fund and its stockholders and enable and will continue to enable the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the independent Board members present in person at the meeting) approved the continuance of the Agreement and approved the New Management Agreement with respect to the Fund.

18

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

19

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

20

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

21

Cornerstone Strategic Value Fund, Inc.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 28, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	August 28, 2019

*	Print the name and title of each signing officer under his or her signature.